Other income and other expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Income and Expense

Other income is analysed as follows:

	2018	2017
Release of provisions for contingent liabilities	1,700	—
VAT relief	1,392	—
Extraordinary contingent assets	609	—
Extraordinary reimbursement	—	1,650
Other	2,243	—

Total	5,944	1,650